Acquisitions (Details) £ / shares in Units, £ in Thousands, € in Millions							1 Months Ended		8 Months Ended	12 Months Ended
		Nov. 15, 2021 GBP (£)	Sep. 15, 2021 GBP (£)	Feb. 23, 2021 GBP (£)	Feb. 11, 2021 GBP (£)	Jan. 01, 2021 GBP (£)	Nov. 15, 2021 GBP (£) £ / shares	Jan. 25, 2021 GBP (£)	Sep. 02, 2021 GBP (£)	Dec. 31, 2021 GBP (£) Vehicle £ / shares	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 GBP (£)	Dec. 22, 2021 GBP (£)	Feb. 23, 2021 EUR (€)
Acquisitions (Details) [Line Items]
Amount of revenue	[1]									£ 667,814	£ 162,208	£ 1,176
Loss before tax										(549,213)	(99,847)	(17,964)
Revenue from continuing operations										(543,509)	(98,878)	(17,964)
Continuing operations										800
Administrative expenses										234,371	42,358	£ 10,650
Acquisition of freehold property										26,228	£ 19,850
Cash										192,600
Drover Limited [Member]
Acquisitions (Details) [Line Items]
Purchase of share capital, percentage								100.00%
Total consideration								£ 65,400
Cash acquired								4,000
Total consideration net of cash acquired								£ 61,400
Trade and other receivables										£ 4,900
Fair value per share at acquisition (in Pounds per share) | £ / shares										£ 10.6
Percentage of discount on equity share price										20.00%
Amount of revenue										£ 8,300
Loss before tax										11,100
Revenue from continuing operations						£ 9,200
Continuing operations						£ 11,500
Administrative expenses										800
Smart Fleet Solutions Limited [Member]
Acquisitions (Details) [Line Items]
Purchase of share capital, percentage					100.00%
Total consideration					£ 23,200
Cash acquired					700
Total consideration net of cash acquired					£ 22,500
Trade and other receivables										7,300
Administrative expenses										2,000
Acquisition of freehold property										15,900
Total consideration recognized										39,100
Contributed revenue										17,400
Loss before tax										25,700
Continuing operations										21,100
Loss from continuing operations										£ 25,100
Cazoo Holdings Limited [Member]
Acquisitions (Details) [Line Items]
Fair value per share at acquisition (in Pounds per share) | £ / shares										£ 10.6
Cluno GmbH [Member]
Acquisitions (Details) [Line Items]
Purchase of share capital, percentage				100.00%
Total consideration				£ 60,400
Cash acquired				8,600
Total consideration net of cash acquired				£ 51,800
Trade and other receivables										£ 5,500
Fair value per share at acquisition (in Pounds per share) | £ / shares										£ 10.6
Amount of revenue										£ 11,100
Revenue from continuing operations										14,900
Continuing operations										20,000
Administrative expenses										1,100
Acquisition for cash | €														€ 69.7
Loss before tax from discontinued operations										17,700
UK Vehicle Limited [Member]
Acquisitions (Details) [Line Items]
Purchase of share capital, percentage									100.00%
Cash acquired										700
Trade and other receivables										800
Amount of revenue										900
Revenue from continuing operations										2,700
Continuing operations										4,900
Administrative expenses										700
Total consideration recognized									£ 23,700
Acquisition for cash										23,000
Loss before tax from discontinued operations										£ 800
Consideration									29,700
Classic consideration									£ 6,000
Number of vehicles (in Vehicle) | Vehicle										500,000,000
SMH Fleet Solutions Limited [Member]
Acquisitions (Details) [Line Items]
Purchase of share capital, percentage			100.00%
Total consideration			£ 76,500
Cash acquired			8,200
Trade and other receivables										£ 8,000
Amount of revenue										7,300
Revenue from continuing operations										36,400
Continuing operations										15,100
Administrative expenses										1,100
Loss before tax from discontinued operations										£ 12,500
Number of vehicles (in Vehicle) | Vehicle										70,000
Total consideration			£ 68,300
Swipcar 2017, S.L.[Member]
Acquisitions (Details) [Line Items]
Purchase of share capital, percentage		100.00%
Trade and other receivables		£ 700					£ 700
Fair value per share at acquisition (in Pounds per share) | £ / shares							£ 6.87
Revenue from continuing operations										£ 3,600
Administrative expenses										500
Acquisition for cash		23,200					£ 23,200
Loss before tax from discontinued operations										9,000
Total consideration		23,600					23,600
Paid in cash							15,600
Deferred consideration							2,600
Issue of shares							5,400
Cash		£ 400					£ 400
Swipcar 2017, S.L.[Member] | Bottom of range [member]
Acquisitions (Details) [Line Items]
Amount of revenue										600
Swipcar 2017, S.L.[Member] | Top of range [member]
Acquisitions (Details) [Line Items]
Amount of revenue										6,500
Vans 365 Limited [Member]
Acquisitions (Details) [Line Items]
Amount of revenue
Revenue from continuing operations										14,000
Administrative expenses										200
Acquisition for cash										1,600
Loss before tax from discontinued operations
Total consideration										£ 6,300			£ 7,900

[1]	Revenue excludes £17.4 million of sales in 2021 where Cazoo sold vehicles as an agent for third parties and only the net commission received from those sales is recorded within revenue (2020, 2019: £nil).